FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value measurements, recurring and nonrecurring	The following fair values are estimated using market information and what the Company believes to be appropriate valuation methodologies under GAAP:

	December 31, 2021				December 31, 2020
(in thousands)	Carrying amount	Fair value			Carrying amount	Fair value
		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$98,132	$98,132	$—	$—	$58,263	$58,263	$—	$—
Restricted cash	4,017	4,017	—	—	3,833	3,833	—	—
Short-term receivable	3,643	—	—	3,643	—	—	—	—
Long-term receivable	—	—	—	—	2,531	—	—	2,531

Liabilities:
Senior secured term loan	247,204	—	224,956	—	247,204	—	201,472	—